Shareholders' equity (Details 1) - BRL (R$) R$ / shares in Units, R$ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Real	R$ 6,200,000	R$ 8,100,000	R$ 9,649,000
Interest On Capital [Member]
IfrsStatementLineItems [Line Items]
Real	R$ 1,700,000	R$ 1,700,000	R$ 3,400,000
Interest On Capital [Member] | Ordinary shares [member]
IfrsStatementLineItems [Line Items]
Shares	R$ 217.92	R$ 217.02	R$ 434.04
Interest On Capital [Member] | Preference shares [member]
IfrsStatementLineItems [Line Items]
Shares	239.71	238.72	477.45
Interest On Capital [Member] | Shares Units [Member]
IfrsStatementLineItems [Line Items]
Shares	457.63	455.73	911.49
Interest On Capital [Member] | Ordinary Shares 1 [Member]
IfrsStatementLineItems [Line Items]
Shares	185.23	184.46	368.94
Interest On Capital [Member] | Preference Shares 1 [Member]
IfrsStatementLineItems [Line Items]
Shares	203.75	202.91	405.83
Interest On Capital [Member] | Shares Units 1 [Member]
IfrsStatementLineItems [Line Items]
Shares	R$ 388.98	R$ 387.37	R$ 774.77
Interest On Capital 1 [Member]
IfrsStatementLineItems [Line Items]
Real	R$ 1,500,000	R$ 1,000,000	R$ 249,000
Interest On Capital 1 [Member] | Ordinary shares [member]
IfrsStatementLineItems [Line Items]
Shares	R$ 192.03	R$ 127.79	R$ 31.79
Interest On Capital 1 [Member] | Preference shares [member]
IfrsStatementLineItems [Line Items]
Shares	211.23	140.57	34.97
Interest On Capital 1 [Member] | Shares Units [Member]
IfrsStatementLineItems [Line Items]
Shares	403.26	268.36	66.75
Interest On Capital 1 [Member] | Ordinary Shares 1 [Member]
IfrsStatementLineItems [Line Items]
Shares	163.22	108.62	27.02
Interest On Capital 1 [Member] | Preference Shares 1 [Member]
IfrsStatementLineItems [Line Items]
Shares	179.55	119.48	29.72
Interest On Capital 1 [Member] | Shares Units 1 [Member]
IfrsStatementLineItems [Line Items]
Shares	R$ 342.77	R$ 228.10	R$ 56.74
Interest On Capital 2 [Member]
IfrsStatementLineItems [Line Items]
Real	R$ 1,500,000	R$ 1,700,000
Interest On Capital 2 [Member] | Ordinary shares [member]
IfrsStatementLineItems [Line Items]
Shares	R$ 192.07	R$ 217.75
Interest On Capital 2 [Member] | Preference shares [member]
IfrsStatementLineItems [Line Items]
Shares	211.28	239.52
Interest On Capital 2 [Member] | Shares Units [Member]
IfrsStatementLineItems [Line Items]
Shares	403.35	457.27
Interest On Capital 2 [Member] | Ordinary Shares 1 [Member]
IfrsStatementLineItems [Line Items]
Shares	163.26	185.09
Interest On Capital 2 [Member] | Preference Shares 1 [Member]
IfrsStatementLineItems [Line Items]
Shares	179.58	203.59
Interest On Capital 2 [Member] | Shares Units 1 [Member]
IfrsStatementLineItems [Line Items]
Shares	R$ 342.84	R$ 388.68
Interest On Capital 3 [Member]
IfrsStatementLineItems [Line Items]
Real	R$ 1,120,000	R$ 880,000
Interest On Capital 3 [Member] | Ordinary shares [member]
IfrsStatementLineItems [Line Items]
Shares	R$ 143.42	R$ 112.71
Interest On Capital 3 [Member] | Preference shares [member]
IfrsStatementLineItems [Line Items]
Shares	157.76	123.98
Interest On Capital 3 [Member] | Shares Units [Member]
IfrsStatementLineItems [Line Items]
Shares	301.18	236.69
Interest On Capital 3 [Member] | Ordinary Shares 1 [Member]
IfrsStatementLineItems [Line Items]
Shares	121.91	95.80
Interest On Capital 3 [Member] | Preference Shares 1 [Member]
IfrsStatementLineItems [Line Items]
Shares	134.10	105.38
Interest On Capital 3 [Member] | Shares Units 1 [Member]
IfrsStatementLineItems [Line Items]
Shares	R$ 256.00	R$ 201.19
Dividends [Member]
IfrsStatementLineItems [Line Items]
Real	R$ 380,000	R$ 1,300,000	R$ 3,000,000
Dividends [Member] | Ordinary shares [member]
IfrsStatementLineItems [Line Items]
Shares	R$ 48.66	R$ 165.95	R$ 382.98
Dividends [Member] | Preference shares [member]
IfrsStatementLineItems [Line Items]
Shares	53.53	182.55	421.28
Dividends [Member] | Shares Units [Member]
IfrsStatementLineItems [Line Items]
Shares	102.19	348.50	804.26
Dividends [Member] | Ordinary Shares 1 [Member]
IfrsStatementLineItems [Line Items]
Shares	48.66	165.95	382.98
Dividends [Member] | Preference Shares 1 [Member]
IfrsStatementLineItems [Line Items]
Shares	53.53	182.55	421.28
Dividends [Member] | Shares Units 1 [Member]
IfrsStatementLineItems [Line Items]
Shares	R$ 102.19	R$ 348.50	R$ 804.26
Dividends 1 [Member]
IfrsStatementLineItems [Line Items]
Real		R$ 700,000	R$ 3,000,000
Dividends 1 [Member] | Ordinary shares [member]
IfrsStatementLineItems [Line Items]
Shares		R$ 89.45	R$ 382.98
Dividends 1 [Member] | Preference shares [member]
IfrsStatementLineItems [Line Items]
Shares		98.40	421.28
Dividends 1 [Member] | Shares Units [Member]
IfrsStatementLineItems [Line Items]
Shares		187.85	804.26
Dividends 1 [Member] | Ordinary Shares 1 [Member]
IfrsStatementLineItems [Line Items]
Shares		89.45	382.98
Dividends 1 [Member] | Preference Shares 1 [Member]
IfrsStatementLineItems [Line Items]
Shares		98.40	421.28
Dividends 1 [Member] | Shares Units 1 [Member]
IfrsStatementLineItems [Line Items]
Shares		R$ 187.85	R$ 804.26
Dividends 2 [Member]
IfrsStatementLineItems [Line Items]
Real		R$ 820,000
Dividends 2 [Member] | Ordinary shares [member]
IfrsStatementLineItems [Line Items]
Shares		R$ 105.02
Dividends 2 [Member] | Preference shares [member]
IfrsStatementLineItems [Line Items]
Shares		115.53
Dividends 2 [Member] | Shares Units [Member]
IfrsStatementLineItems [Line Items]
Shares		220.55
Dividends 2 [Member] | Ordinary Shares 1 [Member]
IfrsStatementLineItems [Line Items]
Shares		105.02
Dividends 2 [Member] | Preference Shares 1 [Member]
IfrsStatementLineItems [Line Items]
Shares		115.53
Dividends 2 [Member] | Shares Units 1 [Member]
IfrsStatementLineItems [Line Items]
Shares		R$ 220.55